Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about hedges [abstract]
Derivative Financial Instruments and Hedge Accounting
9. Derivative Financial Instruments and Hedge Accounting
The Group’s derivative operations focus on addressing the needs of the Group’s corporate clients to hedge their risk exposure and hedging the Group’s risk exposure that results from such client contracts. The Group also engages in derivative trading activities to hedge the interest rate risk and currency risk arising from the Group’s own assets and liabilities. In addition, the Group engages in proprietary trading of derivatives within the predetermined transaction limit.
The Group provides and trades a range of derivative financial instruments, including:

•	Interest rate swaps relating to interest rate risk in Korean won

•	Cross-currency swaps, forwards, and options relating to currency risk

•	Stock index options linked with the Korea Composite Stock Price Index (“KOSPI”)
In particular, the Group applies fair value hedge accounting using interest rate swaps, currency forwards, and others to hedge the risk of changes in fair value due to the changes in interest rate and foreign exchange rate of structured debentures in Korean won, debentures in foreign currencies, structured deposits in foreign currencies, and others. The Group applies cash flow hedge accounting using interest rate swaps, currency swaps, and others to hedge the risk of changes in cash flows of floating rate debt securities in Korean won, borrowings in foreign currencies, group of loans measured at amortized cost, and others. In addition, the Group applies net investments in foreign operations hedge accounting by designating debentures in foreign currencies and cross currency forwards as hedging instruments to hedge the currency risk of net investments in foreign operations.

9.1 Details of derivative financial instruments held for trading as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	December 31, 2023						December 31, 2024
	Notional amount		Assets		Liabilities		Notional amount		Assets		Liabilities
Interest rate
Forwards	￦	14,872,481	￦	488,542	￦	465,983	￦	18,253,487	￦	577,037	￦	736,622
Futures*		5,398,495		6,226		4,576		6,388,783		1,178		5,407
Swaps		416,613,927		556,985		574,865		334,595,285		405,611		552,316
Options		9,384,000		203,718		208,277		7,108,100		152,220		146,648

		446,268,903		1,255,471		1,253,701		366,345,655		1,136,046		1,440,993

Currency
Forwards		136,805,906		1,316,968		1,273,558		136,815,645		5,848,876		3,326,427
Futures*		576,730		696		989		723,795		1,694		234
Swaps		84,027,181		2,731,314		2,426,152		82,498,194		3,587,141		5,960,622
Options		1,238,475		7,668		4,713		1,999,773		23,808		25,374

		222,648,292		4,056,646		3,705,412		222,037,407		9,461,519		9,312,657

Stock and index
Futures*		1,352,920		11,179		13,232		2,151,606		3,260		7,963
Swaps		5,165,523		330,132		493,475		4,963,174		278,278		156,825
Options		4,880,805		80,576		240,274		2,641,003		15,331		171,368

		11,399,248		421,887		746,981		9,755,783		296,869		336,156

Credit
Swaps		2,864,357		17,799		8,695		4,797,110		37,123		27,397

		2,864,357		17,799		8,695		4,797,110		37,123		27,397

Commodity
Futures*		26,037		1,305		106		42,764		1,191		1,012
Swaps		31,635		4,348		4,352		1,297,183		12,390		11,781
Options		100,484		1,091		1,147		292,290		3,018		3,130

		158,156		6,744		5,605		1,632,237		16,599		15,923

Others		788,841		19,135		246,118		891,012		6,715		276,569

	￦	684,127,797	￦	5,777,682	￦	5,966,512	￦	605,459,204	￦	10,954,871	￦	11,409,695

*	Gains or losses arising from some daily mark-to-market futures are reflected in the margin accounts.
9.2 Average price conditions of future nominal cash flows by type of hedge accounting as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
Fair value hedge
Nominal amount of the hedging instrument	￦	2,998,238	￦	3,555,510	￦	1,667,087	￦	349,482	￦	267,778	￦	2,304,270	￦	11,142,365
Average price condition (%)		4.77		4.86		5.18		5.23		5.73		4.93		4.95
Average price condition (KRW/USD)		1,257.22		1,277.42		1,242.04		—		—		—		1,257.90
Average price condition (KRW/EUR)		1,373.58		1,427.96		1,436.77		—		—		—		1,404.28
Average price condition (KRW/AUD)		872.12		840.73		—		—		—		—		869.67
Average price condition (KRW/GBP)		—		1,536.92		—		—		—		—		1,536.92
Cash flow hedge
Nominal amount of the hedging instrument	￦	1,651,669	￦	2,035,885	￦	1,994,375	￦	1,364,708	￦	154,813	￦	160,000	￦	7,361,450
Average price condition (%)		4.60		3.05		11.94		7.98		2.67		3.11		10.68
Average price condition (KRW/USD)		1,220.93		1,221.93		1,230.48		1,325.04		1,147.95		—		1,235.39
Average price condition (KRW/EUR)		1,364.00		1,374.73		—		—		1,392.00		—		1,372.29
Average price condition (KRW/AUD)		856.40		851.50		889.00		—		—		—		866.92
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	31,332	￦	—	￦	207,593	￦	—	￦	—	￦	—	￦	238,925
Average price condition (KRW/USD)		1,071.00		—		1,178.92		—		—		—		1,164.76

(In millions of Korean won)	December 31, 2024
	1 year		2 years		3 years		4 years		5 years		Over 5 y ears		Total
Fair value hedge
Nominal amount of the hedging instrument	￦	5,071,561	￦	1,674,709	￦	444,487	￦	189,448	￦	941,835	￦	1,998,080	￦	10,320,120
Average price condition (%)		4.58		4.65		4.71		5.74		6.69		3.81		4.68
Average price condition (KRW/USD)		1,341.52		1,298.73		1,276.69		—		—		—		1,325.95
Average price condition (KRW/EUR)		1,464.04		1,469.25		1,447.53		—		—		—		1,464.60
Average price condition (KRW/AUD)		891.13		885.60		—		—		—		—		890.56
Average price condition (KRW/GBP)		1,539.22		—		—		—		—		—		1,539.22
Cash flow hedge
Nominal amount of the hedging instrument	￦	2,385,743	￦	3,059,818	￦	2,779,439	￦	981,453	￦	545,140	￦	—	￦	9,751,593
Average price condition ( % )		3.05		4.14		4.98		4.91		3.71		—		4.43
Average price condition (KRW/USD)		1,228.80		1,250.67		1,331.02		1,254.81		1,373.85		—		1,282.82
Average price condition (KRW/EUR)		1,374.73		1,501.00		—		1,392.00		—		—		1,423.08
Average price condition (KRW/AUD)		851.50		889.00		932.60		—		—		—		885.25
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	15,876	￦	236,670	￦	—	￦	—	￦	—	￦	—	￦	252,546
Average price condition (KRW/USD)		1,071.00		1,178.91		—		—		—		—		1,172.13
9.3 Fair Value Hedge
9.3.1 Details of fair value hedged items as of December 31, 2023 and 2024 and changes in fair value for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)		December 31, 2023								2023
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
Hedge accounting
Interest rate	Debt securities in Korean won	￦	1,975,442	￦	—	￦	(50,746)	￦	—	￦	49,323
	Debt securities in fo reign currencies		2,585,073		—		(111,902)		—		74,080
	Deposits in Korean won		—		49,985		—		(15)		15
	Deposits in foreign currencies		—		32,016		—		(6,667)		(1,924)
	Debentures in Korean won		—		5,678,927		—		(141,073)		(94,418)
	Debentures in foreign currencies		—		1,310,952		—		(68,706)		(27,159)

			4,560,515		7,071,880		(162,648)		(216,461)		(83)

Currency	Debt securities in foreign currencies		1,525,072		—		140,391		—		40,857

			1,525,072		—		140,391		—		40,857

		￦	6,085,587	￦	7,071,880	￦	(22,257)	￦	(216,461)	￦	40,774

(In millions of Korean won)		December 31, 2024								2024
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
Hedge accounting
Interest rate	Debt securities in Korean won	￦	2,062,063	￦	—	￦	(15,065)	￦	—	￦	27,699
	Debt securities in foreign currencies		1,699,241		—		(44,081)		—		21,357
	Deposits in Korean won		—		246,258		—		6,258		(6,272)
	Deposits in foreign currencies		—		301,107		—		(7,593)		926
	Debentures in Korean won		—		2,320,923		—		(109,077)		(35,453)
	Debentures in foreign currencies		—		1,523,883		—		(63,717)		(4,989)

			3,761,304		4,392,171		(59,146)		(174,129)		3,268

Currency	Debt securities in foreign currencies		1,798,273		—		301,740		—		217,776

			1,798,273		—		301,740		—		217,776

		￦	5,559,577	￦	4,392,171	￦	242,594	￦	(174,129)	￦	221,044

9.3.2 Details of derivative instruments designated as fair value hedge as of December 31, 2023 and 2024 and changes in fair value for the years ended December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023						2023
	Notional amount		Assets		Liabilities		Changes in fair value
Interest rate
Swaps	￦	9,654,617	￦	111,360	￦	75,776	￦	(15,927)
Currency
Forwards		1,487,748		18,916		28,793		(42,969)

	￦	11,142,365	￦	130,276	￦	104,569	￦	(58,896)

(In millions of Korean won)

	December 31, 2024						2024
	Notional amount		Assets		Liabilities		Changes in fair value
Interest rate
Futures	￦	720,000	￦	—	￦	—	￦	1,787
Swaps		7,648,200		84,530		62,666		(3,658)

	￦	8,368,200	￦	84,530	￦	62,666	￦	(1,871)
Currency
Forwards		1,951,920		62		119,228		(190,426)

	￦	10,320,120	￦	84,592	￦	181,894	￦	(192,297)

9.3.3 Details of hedge ineffectiveness recognized in profit or loss on derivative instruments designated as fair value hedge for the years end
ed December 31, 2022, 2023 and 2024, are as follows:
(In millions of Korean won)

	2022		2023		2024
Hedge accounting
Interest rate	￦	(550)	￦	6,513	￦	1,397
Currency		20,369		(2,112)		27,351

	￦	19,819	￦	4,401	￦	28,748

9.3.4 Gains or losses on fair value hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Gains (losses) on hedging instruments	￦	(104,354)	￦	(36,372)	￦	(192,297)
Gains (losses) on hedged items attributable to the hedged risk		124,142		35,011		223,358

	￦	19,788	￦	(1,361)	￦	31,061

9.4 Cash Flow Hedge
9.4.1 Details of cash flow hedged items as of December 31, 2023 and 2024 and changes in fair value for the years ended December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	Cash flow hedge reserve				Changes in fair value
	December 31, 2023		December 31, 2024		2023		2024
Hedge accounting
Interest rate risk	￦	113,361	￦	160,165	￦	(89,536)	￦	(62,558)
Currency risk		(39,806)		(51,847)		68,868		(154,144)

	￦	73,555	￦	108,318	￦	(20,668)	￦	(216,702)

9.4.2 Details of derivative instruments designated as cash flow hedge as of December 31, 2023 and 2024 and changes in fair value for the years ended December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023						2023
	Notional amount		Assets		Liabilities		Changes in fair value
Interest rate
Forwards	￦	750,396	￦	105,124	￦	7,856	￦	57,623
Swaps		3,115,818		59,376		3,547		(40,188)
Currency
Swaps		3,495,236		85,170		122,848		(8,604)

	￦	7,361,450	￦	249,670	￦	134,251	￦	8,831

(In millions of Korean won)

	December 31, 2024						2024
	Notional amount		Assets		Liabilities		Changes in fair value
Interest rate
Forwards	￦	1,705,449	￦	179,580	￦	8	￦	75,162
Swaps		2,988,310		48,738		5,760		(10,122)
Currency
Swaps		5,057,834		462,986		181,828		278,039

	￦	9,751,593	￦	691,304	￦	187,596	￦	343,079

9.4.3 Gains or losses on cash flow hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Gains (losses) on hedging instruments:	￦	76,391	￦	8,831	￦	343,079
Effective portion of gains (losses) on cash flow hedging instruments (recognized in other comprehensive income or loss)		71,754		7,328		341,834
Ineffective portion of gains (losses) on cash flow hedging instruments (recognized in profit or loss)		4,637		1,503		1,245
9.4.4 Amounts recognized in other comprehensive income (loss) and reclassified from equity to profit or loss related to derivative instruments designated as cash allow hedge for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Other comprehensive income (loss)	￦	71,754	￦	7,328	￦	341,834
Reclassification to profit or loss		(20,537)		48,508		(294,592)
Income tax effect		(25,049)		(1,913)		(12,500)

	￦	26,168	￦	53,923	￦	34,742

9.5 Hedge of Net Investments in Foreign Operations
9.5.1 Details of net investments in foreign operations hedged items as of December 31, 2023 and 2024 and changes in fair value for the years ended December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	Foreign currency translation reserve		Changes in fair value
	December 31, 2023	December 31, 2024	2023		2024
Hedge accounting
Currency risk	￦ (129,401)	￦ (316,109)	￦	19,590	￦	253,679
9.5.2 Details of financial instruments designated as hedge of net investments in foreign operations as of December 31, 2023 and 2024 and changes in fair value for the years ended December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023						2023
	Notional amount		Assets		Liabilities		Changes in fair value
Currency
Forwards	￦	31,332	￦	—	￦	5,307	￦	6,923
Debentures in foreign currencies		1,435,817		—		1,435,817		(26,513)

	￦	1,467,149	￦	—	￦	1,441,124	￦	(19,590)

(In millions of Korean won)

	December 31, 2024						2024
	Notional amount		Assets		Liabilities		Changes in fair value
Currency
Forwards	￦	15,876	￦	—	￦	4,309	￦ 998
Debentures in foreign currencies		2,077,155		—		2,077,155	(254,677)

	￦	2,093,031	￦	—	￦	2,081,464	￦ (253,679)

9.5.3 Fair value of non-derivative financial instruments designated as hedge of net investments in foreign operations as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Debentures in foreign currencies	￦	1,509,978	￦	2,180,537
9.5.4 Gains or losses on net investments in foreign operations hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Gains (losses) on hedging instruments:	￦	(104,021)	￦	(19,590)	￦	(253,679)
Effective portion of gains (losses) on hedge of net investments in foreign operations (recognized in other comprehensive income or loss)		(104,021)		(19,590)		(253,679)
Ineffective portion of gains (losses) on hedge of net investments in foreign operations (recognized in profit or loss)		—		—		—
9.5.5 Effective portion of gains or losses on net investments in foreign operations hedging instruments recognized in other comprehensive income (loss) for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Other comprehensive income (loss)	￦	(104,021)	￦	(19,590)	￦	(253,679)
Reclassification to profit or loss		—		—		—
Income tax effect		24,936		4,931		66,971

	￦	(79,085)	￦	(14,659)	￦	(186,708)